GUIDESTONE FUNDS

Supplement dated September 22, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I. CHANGES RELATED TO THE LIQUIDATION AND TERMINATION OF THE

GLOBAL NATURAL RESOURCES EQUITY FUND

Effective immediately, the Global Natural Resources Equity Fund (the “GNRE Fund”) is liquidated and terminated pursuant to the Plan of Liquidation and Termination for the GNRE Fund approved by the Board of Trustees of GuideStone Funds. Accordingly, all references to the GNRE Fund in the Prospectus are deleted.

II. CHANGE TO PRINCIPAL INVESTMENT STRATEGIES SECTIONS

The second bullet under the “Principal Investment Strategies” section for the Conservative Allocation Fund on page 35 is deleted in its entirety and replaced with the following:

●	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	60%	45-75%
Money Market	1%	0-10%
Low-Duration Bond	44%	25-55%
Medium-Duration Bond	12%	5-25%
Global Bond	3%	0-10%

U.S. Equity Select Funds(2)(3)	20%	10-30%
Defensive Market Strategies	9%	2-20%
Value Equity	5%	0-10%
Growth Equity	5%	0-10%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Funds(2)	8%	2-15%
International Equity	6%	2-15%
Emerging Markets Equity	2%	0-10%

Real Assets Select Funds(1)(2)	7%	5-25%
Inflation Protected Bond	6%	5-25%
Global Real Estate Securities	1%	0-10%

Alternatives Select Fund(1)(2)	5%	2-15%
Strategic Alternatives	5%	2-15%
(1)	These target allocations may include investment grade and high yield (junk bond) fixed-income securities and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

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The second bullet under the “Principal Investment Strategies” section for the Balanced Allocation Fund on page 40 is deleted in its entirety and replaced with the following:

●	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	43%	25-55%
Money Market	3%	0-10%
Low-Duration Bond	12%	5-25%
Medium-Duration Bond	16%	5-30%
Extended-Duration Bond	4%	0-10%
Global Bond	8%	2-15%

U.S. Equity Select Funds(2)(3)	30%	15-45%
Defensive Market Strategies	8%	2-20%
Value Equity	10%	2-20%
Growth Equity	10%	2-20%
Small Cap Equity	2%	0-10%

Non-U.S. Equity Select Funds(2)	15%	5-25%
International Equity	12%	5-25%
Emerging Markets Equity	3%	0-10%

Real Assets Select Funds(1)(2)	9%	5-25%
Inflation Protected Bond	6%	2-15%
Global Real Estate Securities	3%	0-10%

Alternatives Select Fund(1)(2)	3%	0-10%
Strategic Alternatives	3%	0-10%
(1)	These target allocations may include investment grade and high yield (junk bond) fixed-income securities and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

The second bullet under the “Principal Investment Strategies” section for the Growth Allocation Fund on page 45 is deleted in its entirety and replaced with the following:

●	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	27%	15-35%
Money Market	3%	0-10%
Low-Duration Bond	7%	2-15%
Medium-Duration Bond	10%	5-25%
Extended-Duration Bond	2%	0-10%
Global Bond	5%	2-15%

U.S. Equity Select Funds(2)	42%	25-55%
Value Equity	19%	10-30%
Growth Equity	19%	10-30%
Small Cap Equity	4%	0-10%

Non-U.S. Equity Select Funds(2)	28%	10-40%
International Equity	22%	10-30%
Emerging Markets Equity	6%	2-15%

Real Assets Select Fund(2)	3%	0-10%
Global Real Estate Securities	3%	0-10%
(1)	These target allocations may include investment grade and high yield (junk bond) fixed-income securities and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

III. CHANGE TO PRINCIPAL INVESTMENT RISKS SECTIONS

In the “Principal Investment Risks” section for the Conservative Allocation Fund, the Balanced Allocation Fund and the Growth Allocation Fund, the “Natural Resources Companies Risk” factor is deleted in its entirety.

IV. CHANGE OF SUB-ADVISER TO SMALL CAP EQUITY FUND

Effective November 30, 2017, Snow Capital Management L.P. (“Snow”) will cease to be a sub-adviser to the Small Cap Equity Fund. Thereafter, all references to Snow in the Prospectus are deleted.

V. CHANGES TO STATUTORY PROSPECTUS DISCLOSURE

On page 140 in the section titled “Additional Information Regarding the Funds,” the paragraph titled “Target Date Funds” is deleted in its entirety and replaced with the following:

Target Date Funds — Each Target Date Fund (see pages 4 to 33) invests primarily in a diversified mix of the Select Funds that changes over time to meet a specified investment strategy. The Funds’ investment adviser believes that blending asset classes, investment styles and money managers may reduce risk over the long term. Each Target Date Fund invests in the Institutional Class of the Select Funds.

On page 140 in the section titled “Additional Information Regarding the Funds,” the paragraph titled “Asset Allocation Funds” is deleted in its entirety and replaced with the following:

Asset Allocation Funds — Each Asset Allocation Fund (see pages 34 to 52) invests in a different mix of the Select Funds to meet a specified investment strategy. The Funds’ investment adviser believes that blending investment styles and money managers may reduce risk over the long term. Each Asset Allocation Fund invests in the Institutional Class of the Select Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GUIDESTONE FUNDS

Supplement dated September 22, 2017

to

Statement of Additional Information dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

I. CHANGES RELATED TO THE LIQUIDATION AND TERMINATION OF THE

GLOBAL NATURAL RESOURCES EQUITY FUND

Effective immediately, the Global Natural Resources Equity Fund (the “GNRE Fund”) is liquidated and terminated pursuant to the Plan of Liquidation and Termination for the GNRE Fund approved by the Board of Trustees of GuideStone Funds. Accordingly, all references to the GNRE Fund in the SAI are deleted.

II. CHANGE OF SUB-ADVISER TO SMALL CAP EQUITY FUND

Effective November 30, 2017, Snow Capital Management L.P. (“Snow”) will cease to be a sub-adviser to the Small Cap Equity Fund. Thereafter, all references to Snow in the SAI are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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